Prospectus Supplement

December 31, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 31, 2020 to Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2020

Global Real Estate Portfolio (the "Fund")

Effective January 1, 2021, Sven van Kemenade's title as portfolio manager of the Fund will be Managing Director of MSIM Fund Management (Ireland) Limited ("MSIM FMIL").

Also effective January 1, 2021, in rendering investment advisory services to the Fund, Morgan Stanley Investment Management Inc. ("MSIM") will use the portfolio management, research and other resources of MSIM FMIL, a foreign (non-U.S.) affiliate of MSIM that is not registered under the Investment Advisers Act of 1940, as amended, and may provide services to the Fund through a "participating affiliate" arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.

Please retain this supplement for future reference.

  IFIGREIREPROSPT 12/20

Prospectus Supplement

December 31, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 31, 2020 to Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2020

Global Real Estate Portfolio (Class IR) (the "Fund")

Effective January 1, 2021, Sven van Kemenade's title as portfolio manager of the Fund will be Managing Director of MSIM Fund Management (Ireland) Limited ("MSIM FMIL").

Also effective January 1, 2021, in rendering investment advisory services to the Fund, Morgan Stanley Investment Management Inc. ("MSIM") will use the portfolio management, research and other resources of MSIM FMIL, a foreign (non-U.S.) affiliate of MSIM that is not registered under the Investment Advisers Act of 1940, as amended, and may provide services to the Fund through a "participating affiliate" arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.

Please retain this supplement for future reference.

  IFIGREIRCLASSPROSPT 12/20

Statement of Additional Information Supplement

December 31, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 31, 2020 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2020

Global Real Estate Portfolio

Effective January 1, 2021, in rendering investment advisory services to the Global Real Estate Portfolio, Morgan Stanley Investment Management Inc. ("MSIM") will use the portfolio management, research and other resources of MSIM Fund Management (Ireland) Limited ("MSIM FMIL"). MSIM FMIL is a foreign (non-U.S.) affiliate of MSIM that is not registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). One or more MSIM FMIL employees may provide services to the Global Real Estate Portfolio through a "participating affiliate" arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser. Under the participating affiliate arrangement, MSIM FMIL is considered a Participating Affiliate of MSIM, and MSIM FMIL and its employees are considered "associated persons" of MSIM (as that term is defined in the Advisers Act) and investment professionals from MSIM FMIL may render portfolio management, research and other services to the Global Real Estate Portfolio, subject to the supervision of MSIM.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

December 31, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 31, 2020 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2020

Global Real Estate Portfolio (Class IR)

Effective January 1, 2021, in rendering investment advisory services to the Global Real Estate Portfolio, Morgan Stanley Investment Management Inc. ("MSIM") will use the portfolio management, research and other resources of MSIM Fund Management (Ireland) Limited ("MSIM FMIL"). MSIM FMIL is a foreign (non-U.S.) affiliate of MSIM that is not registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). One or more MSIM FMIL employees may provide services to the Global Real Estate Portfolio through a "participating affiliate" arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser. Under the participating affiliate arrangement, MSIM FMIL is considered a Participating Affiliate of MSIM, and MSIM FMIL and its employees are considered "associated persons" of MSIM (as that term is defined in the Advisers Act) and investment professionals from MSIM FMIL may render portfolio management, research and other services to the Global Real Estate Portfolio, subject to the supervision of MSIM.

Please retain this supplement for future reference.